Quarterly Results (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Revenues	$ 24,425	$ 14,064	$ 8,186	$ 3,296	$ 732	$ 8	$ 0	$ 0	$ 0	$ 49,971	$ 795
Net loss	$ (10,806)	$ (11,887)	$ (5,030)	$ (4,398)	$ (1,530)	$ (496)	$ (82)	$ (16)	$ 0	$ (32,121)	$ (2,124)
Basic and diluted weighted average common shares outstanding	176,337,952	134,186,453	63,852,013	17,299,553	6,270,579	685,340	20,000	20,000	20,000	98,277,041	1,763,190
Basic and diluted net loss per share attributable to stockholders	$ (0.06)	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.24)	$ (0.72)	$ (4.10)	$ (0.80)		$ (0.33)	$ (1.20)